Share Capital and Premium Related to The Share Capitals - Schedule of Classes of Share Capital (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Balance at beginning of year	42,780,186	42,465,669
Capital increase by issuance of common shares	2,415,630	20,464
Exercise of share warrants, employee warrants and stock options	265,494
Balance at end of year	45,461,310	42,486,133
Nominal value	$ 0.05	$ 0.05
Premiums Related to Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	$ 863,911	$ 843,478
Capital Increase (ATM)	47,688
Exercise of share warrants, employee warrants and stock options	5,702
Non-cash stock based compensation expense	4,233	5,844
Transaction costs	(910)
Other movements	(34)
Balance at end of year	920,591	849,322
Share Capital Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Beginning balance	2,785	2,767
Capital Increase (ATM)	146	1
Exercise of share warrants, employee warrants and stock options	16
Balance at end of year	$ 2,947	$ 2,768